MINERAL PROPERTY AND OIL AND GAS PROPERTIES (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended
	Feb. 28, 2014 acre D	Aug. 31, 2013 acre
Mineral Property 1		$ 7,500
Mineral Property 2		100.00%
Mineral Property 3		1.00%
Mineral Property 4		2,000,000
Mineral Property 5		56
Mineral Property 6		1,150
Mineral Property 7		591,650
Mineral Property 8		1,000,000
Mineral Property 9		500,000
Mineral Property 10		$ 0.15
Mineral Property 11		150,000
Mineral Property 12		$ 0.10
Mineral Property 13		106,863
Mineral Property 14		106,863
Mineral Property 15		143,680
Mineral Property 16		143,680
Mineral Property 17		106,863
Mineral Property 18		500,000
Mineral Property 19		$ 0.15
Mineral Property 20		150,000
Mineral Property 21		$ 0.10
Mineral Property 22		157,774
Mineral Property 23		15,000
Mineral Property 24		100.00%
Mineral Property 25		2.50%
Mineral Property 26		7,148
Mineral Property 27		881,000
Mineral Property 28		1,000,000
Mineral Property 29		124,980
Mineral Property 30		84,980
Mineral Property 31		100,000
Mineral Property 32		$ 0.10
Mineral Property 33		100,000
Mineral Property 34		$ 0.06
Mineral Property 35		13,380
Mineral Property 36		140,980
Mineral Property And Oil And Gas Properties 1	7,500
Mineral Property And Oil And Gas Properties 2	100.00%
Mineral Property And Oil And Gas Properties 3	1.00%
Mineral Property And Oil And Gas Properties 4	2,000,000
Mineral Property And Oil And Gas Properties 5	56
Mineral Property And Oil And Gas Properties 6	1,150
Mineral Property And Oil And Gas Properties 7	591,650
Mineral Property And Oil And Gas Properties 8	1,000,000
Mineral Property And Oil And Gas Properties 9	500,000
Mineral Property And Oil And Gas Properties 10	$ 0.15
Mineral Property And Oil And Gas Properties 11	150,000
Mineral Property And Oil And Gas Properties 12	$ 0.10
Mineral Property And Oil And Gas Properties 13	106,863
Mineral Property And Oil And Gas Properties 14	106,863
Mineral Property And Oil And Gas Properties 15	143,680
Mineral Property And Oil And Gas Properties 16	143,680
Mineral Property And Oil And Gas Properties 17	15,000
Mineral Property And Oil And Gas Properties 18	100.00%
Mineral Property And Oil And Gas Properties 19	2.50%
Mineral Property And Oil And Gas Properties 20	7,148
Mineral Property And Oil And Gas Properties 21	881,000
Mineral Property And Oil And Gas Properties 22	1,000,000
Mineral Property And Oil And Gas Properties 23	124,980
Mineral Property And Oil And Gas Properties 24	84,980
Mineral Property And Oil And Gas Properties 25	100,000
Mineral Property And Oil And Gas Properties 26	$ 0.10
Mineral Property And Oil And Gas Properties 27	100,000
Mineral Property And Oil And Gas Properties 28	$ 0.06
Mineral Property And Oil And Gas Properties 29	13,380
Mineral Property And Oil And Gas Properties 30	$ 140,980
Mineral Property And Oil And Gas Properties 31	100.00%
Mineral Property And Oil And Gas Properties 32	75.00%
Mineral Property And Oil And Gas Properties 33	100
Mineral Property And Oil And Gas Properties 34	2,924
Mineral Property And Oil And Gas Properties 35	100,000
Mineral Property And Oil And Gas Properties 36	$ 0.04
Mineral Property And Oil And Gas Properties 37	10,000
Mineral Property And Oil And Gas Properties 38	60
Mineral Property And Oil And Gas Properties 39	20
Mineral Property And Oil And Gas Properties 40	10,000
Mineral Property And Oil And Gas Properties 41	60
Mineral Property And Oil And Gas Properties 42	30
Mineral Property And Oil And Gas Properties 43	10,000
Mineral Property And Oil And Gas Properties 44	60
Mineral Property And Oil And Gas Properties 45	40
Mineral Property And Oil And Gas Properties 46	10,000
Mineral Property And Oil And Gas Properties 47	60
Mineral Property And Oil And Gas Properties 48	100,000
Mineral Property And Oil And Gas Properties 49	$ 0.04